INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
November 30,2002

Fellow Shareowners:

For Amana Mutual Fund Trust’s semi-annual period ended November 30, 2002, the NASDAQ Composite lost -8.3%, the S&P 500 declined -11.5% and the S&P Utilities Index tumbled -27.7%. Market indices also declined for the full 2002 year, as they did in 2000 and 2001. For example, the S&P 500 declined -22.1% and the Dow Jones Islamic Index (US) was down -25.7% [dividends omitted]. Fortunately, for many the 3-year stock market decline is offset by appreciation in real estate and other income investments.

Upswings in manufacturing, consumer confidence, constructon activity, and the stock market signal that better times are coming. Historically low interest rates are stimulating all economic sectors. In 2003, we expect 3% growth in GDP and 10% growth in corporate profits. Expected Federal income tax reductions will also boost equity prices in 2003. With yesterday’s blind bulls now soured skeptics, the market’s foundations are much improved.

Amana Income Fund had an -13.9% loss for the first six months of its fiscal year, ended November 30, 2002. Weakness in the utility and energy sectors overcame relatively good performances in our other industries.

Amana Growth Fund suffered a -14.6% decline for the first six months of its fiscal year ended November 30, 2002. The Fund’s heavy investments in technology and growth issues, which we believe have excellent long-term prospectus, hurt results.Vale at generally reasonable

After the long decline, prices for many stocks are now at reasonable levels. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. Almost $40 million is now invested in more than 5,000 shareowner accounts through the two Amana mutual funds. Your board is pleased with Amana’s years of successful Islamic investment leadership, and its growth as the Trust’s reputation widens. The tragic events of September 11, 2001 and the resulting government policy changes have had no special impacts on Amana’s funds.

If you have questions or need investment help, please call Saturna Capital at 888/73-AMANA. Further information about fund operations (unaudited) is available for you on the following pages.

Respectfully,
Nicholas Kaiser, President	M. Yaqub Mirza, Chairman

Average Annual Returns (as of 12/31/2002)	1 year	5 years	10 years
Amana Income Fund	-15.85%	-0.80%	5.99%
Amana Growth Fund	-25.17%	4.91%	*7.96%
			*since 2/3/94 inception
November 30, 2002 Report	1

INVESTMENTS		Income Fund
Issue	Number of Shares	Cost	Market Value
			As of November 30, 2002

COMMON STOCKS (87%)

Automotive (1.9%)
Genuine Parts	11,000	$355,744	$349,690

Building (4%)
Hanson plc	9,000	328,139	226,710

Plum Creek Timber	20,000	536,727	487,000
SUB-TOTAL		864,866	713,710
Business Services (.6%)
Dun & Bradstreet*	3,250	26,718	114,628
Chemicals (2.2%)
RPM	25,390	182,267	390,244

Energy (18%)
BP plc ADR	25,662	1,002,927	1,006,207
Conoco Phillips	5,000	299,935	239,050
EnCana	10,000	181,106	272,100
Exxon Mobil	38,482	702,384	1,339,174
Repsol YPF SA ADS	12,000	159,889	150,240
USEC	35,000	278,055	234,500
SUB-TOTAL		2,624,296	3,241,271
Hotels (.9%)
Fairmont Hotels & Resorts	6,500	66,882	159,900
Machinery (2.6%)
Manitowoc	17,250	95,638	463,335

Medical (9.3%)
Bristol-Myers Squibb	18,560	196,131	491,840
Glaxo SmithKline plc ADR	10,000	260,426	380,000
IMS Health	13,000	145,261	215,800
Wyeth	15,200	193,026	584,136
SUB-TOTAL		794,844	1,671,776

Mining (7.1%)
Alcoa	10,000	354,285	255,500
Fording	14,000	234,050	288,400
Rio Tinto plc ADS	9,000	521,085	732,870
SUB-TOTAL		1,109,420	1,276,770

2	November 30, 2002 Report

Income Fund			INVESTMENTS
Issue	Number of Shares	Cost	Market Value
Publishing (1.8%)
McGraw-Hill	5,500	$334,294	$326,095

Real Estate (6.2%)
Duke Realty	20,000	434,493	500,000
Shurgard Storage Centers	20,000	526,956	618,000
SUB-TOTAL		961,449	1,118,000

Steel (1.9%)
USX-U.S. Steel Group	24,000	569,643	347,520

Telecommunications (8.8%)
BCE	19,600	324,207	359,072
Telefonica SA ADS	23,679	189,073	715,579
Verizon Communications	12,200	410,441	510,936
SUBTOTAL		923,721	1,585,587

Tools (2.3%)
Regal-Beloit	20,000	357,762	414,200

Transportation (1.5%)
Canadian Pacific Railway Ltd.	13,000	143,117	264,550

Utilities-Gas & Electric (17.9%)
Avista	30,000	594,083	291,000
Duke Energy	13,000	401,049	256,620
FPL Group	10,000	344,874	588,000
Idacorp	10,000	320,332	245,200
National Fuel Gas	14,000	364,297	290,360
NiSource	24,000	469,159	467,760
Piedmont Natural Gas	11,400	198,575	391,818
Puget Energy	7,500	186,587	161,700
Sempra Energy	22,300	501,563	516,691
SUBTOTAL		3,380,519	3,209,149

TOTAL INVESTMENTS (87%)		12,791,180	15,646,425
Other Assets (net of liabilities) (13%)			2,340,611
TOTAL NET ASSETS (100%)			$17,987,036

*Non-income producing security

November 30, 2002 Report	3

STATEMENT OF ASSETS AND LIABILITIES			Income Fund

As of November 30, 2002

Assets
Common stocks (cost $12,791,180)		$15,646,425
Cash		2,306,216
Dividends receivable		52,272
Insurance reserve premium		7,763
	Total Assets		$18,012,676

Liabilities
Payable to affiliate		25,640
	Total liabilities		25,640

Net Assets			$17,987,036

Fund shares outstanding			1,255,989

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		16,539,345
Accumulated net realized loss on investments		(1,407,553)
Unrealized net appreciation on investments		2,855,244
	Net Assets applicable to fund shares outstanding		$17,987,036

Net Asset Value, Offering and Redemption price per share			$14.32

(The accompanying notes are an integral part of these financial statements)

4	November 30, 2002 Report

Income Fund			STATEMENT OF OPERATIONS
Semi-Annual period ended November 30, 2002

Investment income
Dividends (net of foreign taxes of $6,441)		$286,326
Gross investment income			$286,326

Expenses
Investment adviser and administration fees		85,873
Shareowner servicing		21,103
Distribution fees		17,410
Porfessional fees		15,813
Printing and postage		8,692
Filing and registration fees		8,542
Other expenses		6,748
Custodian fees		1,197
Total gross expenses		165,378
	Less custodian fees waived	(1,197)
Net expenses			164,181
	Net investment income		122,145

Net realized loss on investments
Proceeds from sales		463,130
Less cost of securities sold	(based on identified cost)	868,104
	Realized net loss		(404,974)

Unrealized gain on investments
End of period		2,855,244
Beginning of period		5,499,771
	Decrease in unrealized gain for the period		(2,644,527)
	Net realized and unrealized loss on investments		(3,049,501)

Net decrease in net assets resulting from operations			$(2,927,356)

(The accompanying notes are an integral part of these financial statements)

November 30, 2002 Report	5

STATEMENT OF CHANGES IN NET ASSETS	Income Fund
	Six months ended	Year ended
INCREASE (DECREASE) IN NET ASSETS	Nov. 30, 2002	May 31,2002
From operations
Net investment income	$122,145	$191,547
Net realized loss on investments	(404,974)	(959,572)
Net decrease in unrealized appreciation	(2,644,527)	(1,511,786)
Net decrease in net assets	(2,927,356)	(2,279,811)

Dividends to shareowners from
Net investment income	-	(188,174)
Capital gains distributions	-	-
	-	(188,174)

Fund share transactions
Proceeds from sales of shares	1,228,647	4,039,360
Value of shares issued in reinvestment of dividends	-	182,394
	1,228,647	4,221,754
Cost of shares redeemed	(1,192,133)	(4,112,732)
Net increase in net assets from share transactions	36,514	109,022
Total decrease in net assets	(2,890,842)	(2,358,963)

Net Assets
Beginning of period	20,877,878	23,236,841
End of period	$17,987,036	$20,877,878

Shares of the fund sold and redeemed
Number of shares sold	86,822	238,310
Number of shares issued in reinvestment of dividends	-	10,878
	86,822	249,188
Number of shares redeemed	(86,669)	(241,157)

Net increase in number of shares outstanding	153	8,031

(The accompanying notes are an integral part of these financial statements)

6	November 30, 2002 Report

Income Fund				FINANCIAL HIGHLIGHTS
Selected data per share of outstanding capital stock throughout each period

	Six months ended			For Year Ended May 31,
	Nov. 30, 2002	2002	2001	2000	1999	1998
Net asset value at beginning of period	$16.63	$18.62	$18.39	$20.30	$19.76	$16.61
Income from investment operations
Net investment income	0.10	0.15	0.17	1.88	0.25	0.26
Net gains or losses on securities (both realized and unrealized)	(2.41)	(1.99)	0.23	(1.30)	1.02	3.58
Total from investment operations	(2.31)	(1.84)	0.40	0.58	1.27	3.84
Less distributions
Dividends (from net investment income)	-	(0.15)	(0.17)	(1.87)	(0.29)	(0.22)
Distributions (from capital gains)	-	-	-	(0.62)	(0.44)	(0.47)
Total distributions	-	(0.15)	(0.17)	(2.49)	(0.73)	(0.69)
Net asset value at end of period	$14.32	$16.63	$18.62	$18.39	$20.30	$19.76

Total return	(13.89)%	(9.88)%	2.17%	2.96%	6.56%	23.51%

Ratios / Supplemental Data
Net assets ($000), end of period	$17,987	$20,878	$23,237	$22,004	$22,733	$19,886
Ratio of gross expenses to average net assets	0.92%	1.71%	1.57%	1.55%	1.33%	1.36%
Ratio of net investment income to average net assets	0.68%	0.89%	0.89%	9.25%	1.30%	1.43%
Portfolio turnover rate	2%	8%	8%	1%	17%	8%

November 30, 2002 Report	7

INVESTMENTS		Growth Fund
Issue	Number of Shares	Cost	Market Value

			As of November 30, 2002
COMMON STOCKS (87.5%)

Appliances (1.5%)
Maytag	10,000	$357,822	$309,100
Auto Parts (.8%)
Genuine Parts	5,000	159,450	158,950

Building (3.3%)
Building Materials Holding*	16,000	173,782	214,560
Huttig Building Products*	40,000	175,963	130,000
Lowe's Companies	8,000	282,490	332,000
SUBTOTAL		632,235	676,560

Business Services (.5%)
Gartner Group Cl B*	10,000	119,331	96,900
Computer Hardware (6.1%)
Advanced Digital Information*	24,000	33,778	178,320
Apple Computer*	20,000	652,514	310,000
Hewlett-Packard	10,000	257,203	194,800
International Business Machines	4,000	265,793	348,400
Taiwan Semiconductor ADS*	22,000	292,336	202,400
SUBTOTAL		1,501,624	1,233,920

Computer Software (12.3%)
Adobe Systems	16,800	167,688	496,104
Ascential Software*	15,157	61,230	45,926
Business Objects SA ADS*	18,000	104,592	359,820
Intuit*	15,000	305,029	809,100
Macromedia*	10,000	698,983	122,500
Microsoft*	5,000	219,370	288,500
Oracle *	30,000	152,010	363,600
SUBTOTAL		1,708,902	2,485,550

Electronics (10.8%)
Agilent Technologies*	12,000	527,964	232,920
EMCOR Group*	6,000	172,499	319,800
Keithley Instruments	8,000	276,186	101,840
Qualcomm*	28,000	121,548	1,156,400
Sony ADS	5,000	280,112	221,750
Trimble Navigation*	10,000	207,788	140,000

SUBTOTAL		1,586,097	2,172,710

8	November 30, 2002 Report

Growth Fund			INVESTMENTS
Issue	Number of Shares	Cost	Market Value
Energy (5.6%)
BP plc ADS	10,544	$460,524	$413,430
EnCana	10,000	295,741	272,100
Noble*	6,000	124,825	203,700
Patterson-UTI Energy*	8,000	256,226	232,080
SUBTOTAL		1,137,316	1,121,310
Food Production (1.9%)
Performance Food Group*	6,000	219,929	211,200
Potash Corp of Saskatchewan	2,700	184,568	179,820
SUBTOTAL		404,497	391,020
Machinery (2.4%)
Crane	14,000	323,611	287,980
Manitowoc	7,000	168,163	188,020
SUBTOTAL		491,774	476,000

Medical (15.7%)
Affymetrix*	10,000	275,742	271,100
Amgen*	10,560	172,289	498,432
Aventis ADS	2,000	144,922	110,320
Bone Care International*	25,000	298,350	245,000
CryoLife*	21,250	189,480	116,237
Genentech*	8,000	263,192	264,000
IMS Health	9,500	275,132	157,700
Johnson & Johnson	8,000	249,078	456,160
Ligand Pharmaceuticals	6,000	90,709	30,660
Lilly (Eli)	3,500	255,992	239,050
Novo-Nordisk A/S ADR	10,000	243,207	303,200
Oakley*	20,000	329,401	271,000
Wyeth	5,360	248,080	205,985
SUBTOTAL		3,035,574	3,168,744
Mining (3.5%)
Alcoa	12,000	451,967	306,600
Rio Tinto plc ADS	5,000	280,819	407,150
SUBTOTAL		732,786	713,750

Paper & Publishing (3.1%)
McGraw-Hill	7,000	279,830	415,030
Wiley (John) & Sons, Cl A	10,000	150,265	213,000
SUBTOTAL		430,095	628,030

November 30, 2002. Report	9

INVESTMENTS		Growth Fund
Issue	Number of Shares	Cost	Market Value

Photographic Supplies (1.4%)
Fuji Photo Film ADR	9,000	$300,606	$292,410

Real Estate (1.2%)
Intrawest	20,000	347,644	249,800

Retail (3.4%)
Bed Bath & Beyond*	8,000	268,596	277,520
Dress Barn*	30,000	344,074	415,200
SUBTOTAL		612,670	692,720
Steel (1%)
AK Steel Holding*	25,000	333,788	203,250

Tools (1%)
Regal-Beloit	9,000	168,395	186,390

Telecommunications (1%)
American Movil ADR	13,000	242,088	196,950

Transportation (9.5%)
Airborne Freight	30,000	496,228	429,900
Alaska Air Group*	21,000	583,096	444,570
Lan Chile SA ADS	30,000	298,270	161,700
Southwest Airlines	30,000	202,999	495,000
Supreme Industries*	15,000	109,651	75,000
United Parcel Service Cl B	5,000	285,182	316,800
SUBTOTAL		1,975,426	1,922,970

Utilities-Electric (1.5%)
Avista	30,000	618,979	291,000

TOTAL INVESTMENTS (87.5%)		16,897,100	17,668,034
Other Assets (net of liabilities) (12.5%)			2,530,594
TOTAL NET ASSETS (100%)			$20,198,628

*Non-Income producing security

10	November 30, 2002 Report

Growth Fund			STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2002

Assets
Common stocks (cost $16,897,100)		$17,668,034
Cash		2,521,633
Dividends receivable		21,954
	Total Assets		$20,211,621

Liabilities
Payable to affiliate		12,993
	Total liabilities		12,993

Net Assets			$20,198,628

Fund shares outstanding			2,131,465

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		20,865,919
Accumulated net realized loss		(1,438,225)
Unrealized net appreciation on investments		770,934
Net assets applicable to fund shares outstanding			$20,198,628

Net Asset Value, Offering and Redemption price per share			$9.48

(The accompanying notes are an integral part of these financial statements)

November 30, 2001 Report	11

STATEMENT OF OPERATIONS		Growth Fund
Semi-Annual period ended November 30, 2002

Investment income
Dividends (net of foreign taxes of $2,904)		$68,406
Miscellaneous income		56
	Gross investment income		$68,462

Expenses
Investment adviser and administration fees		93,245
Shareowner servicing		28,841
Distribution fees		18,919
Professional fees		17,437
Printing and postage		10,200
Filing and registration fees		9,295
Other expenses		7,152
Custodian fees		1,506
Total gross expenses		186,595
	Less custodian fees waived	(1,506)
Net expenses			185,089
	Net investment loss		(116,627)

Net realized loss on investments
Proceeds from sales		957,854
Less cost of securities sold based on identified cost		2,117,879
	Realized net loss		(1,160,025)

Unrealized gain on investments
End of period		770,934
Beginning of period		3,023,914
	Decrease in unrealized gain for the period		(2,252,980)
	Net realized and unrealized loss on investments		(3,413,005)

Net decrease in net assets resulting from operations			$(3,529,632)

(The accompanying notes are an integral part of these financial statements)

12	November 30, 2002 Report

Growth Fund	STATEMENT OF CHANGES IN NET ASSETS

	Period ended	Year ended
INCREASE (DECREASE) IN NET ASSETS	Nov. 30, 2002	May 31,2002
From operations
Net investment loss	($116,627)	($266,037)
Net realized loss on investments	(1,160,025)	(161,413)
Net decrease in unrealized appreciation	(2,252,980)	(2,965,257)
Net decrease in net assets	(3,529,632)	(3,392,707)

Dividends to shareowners from
Net investment income	-	-
Capital gains distributions	-	-
	-	-

From Fund share transactions
Proceeds from sales of shares	1,050,781	5,144,895
Value of shares issued in reinvestment of dividends	-	-
	1,050,781	5,144,985
Cost of shares redeemed	(1,287,118)	(4,207,022)
Net increase (decrease) in net assets from share transactions	(236,337)	937,873

Total decrease in net assets	(3,765,969)	(2,454,834)

Net assets
Beginning of period	23,964,597	26,419,431
End of period	$20,198,628	$23,964,597

Shares of the fund sold and redeemed
Number of shares sold	114,460	438,137
Number of shares issued in reinvestment of dividends	-	-
	114,460	438,137
Number of shares redeemed	(142,220)	(374,359)

Net increase (decrease) in number of shares outstanding	(27,760)	63,778

(The accompanying notes are an integral part of these financial statements)

November 30, 2002 Report	13

FINANCIAL HIGHLIGHTS				Growth Fund
Selected data per share of outstanding capital stock throughout each period

	Six months ended		For Year Ended May 31,
	Nov. 30, 2002	2002	2001	2000	1999	1998
Net asset value at beginning of period	$11.10	$12.61	$14.45	$9.95	$7.78	$7.07
Income from investment operations
Net investment income	(0.05)	(0.12)	(0.11)	(0.11)	(0.06)	(0.03)
Net gains or losses on securities (both realized and unrealized)	(1.57)	(1.39)	(1.27)	4.82	2.23	0.90
Total from investment operations	(1.62)	(1.51)	(1.38)	4.71	2.17	0.87
Less distributions
Dividends (from net investment income)	-	-	-	-	-	-
Distributions (from capital gains)	-	-	(0.46)	(0.21)	0.00	(0.16)
Total distributions	-	-	(0.46)	(0.21)	0.00	(0.16)
Net asset value at end of period	$9.48	$11.10	$12.61	$14.45	$9.95	$7.78

Total return	(14.59)%	(11.97)%	(9.89)%	47.09%	27.89%	12.39%

Ratios / Supplemental Data
Net assets ($000), end of period	$20,199	$23,965	$26,419	$23,393	$11,721	$10,080
Ratio of gross expenses to average net assets	0.95%	1.74%	1.55%	1.46%	1.53%	1.56%
Ratio of net investment income to average net assets	(0.59)%	(1.09%)	(0.90)%	(0.75)%	(0.74)%	(0.40)%
Portfolio turnover rate	5%	8%	11%	14%	20%	25%

SATURNA CAPITAL PRIVACY STATEMENT

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to insure that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-888/73-AMANA.

14	November 30, 2002 Report

SUPPLEMENTARY INFORMATION

ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

UNAUDITED INFORMATION
The information in this interim report has not been subject to independent audit.

TRANSACTIONS WITH AFFILIATED PERSONS
Saturna Capital Corporation provides investment advisory services and certain other administrative and and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North America provides Saturna with advice regarding the provision of Amana's services to its members. From its advisory fee, Saturna pays each of these consultants a fee equal to .10% of the average daily net assets of each Fund. Saturna Capital also acts as a transfer agent to each Fund.

Saturna Brokerage Services, Inc. (a general broker-dealer and subsidiary of Saturna Capital) is the Trust's distributer. Investors National also executes securities transactions for the Funds at Investors National's discount commission rates. Persuant to Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a distribution plan which permits the Amana Income Fund and the Amana Growth Fund to pay Investors National Corporation for certain expenses associated with the distribution of their shares, up to 0.25% annually of each Fund's average daily net asset value.

All trustees serve without compensation.

November 30, 2002 Report	15

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the voluntary Board of Trustees.

AMANA MUTUAL FUNDS TRUST

Investment Advisor and Administrator	Saturna Capital Corporation	GRAPHIC OMITTED
Distributor	Saturna Brokerage Services, Inc.
Religious Consultant	Fiqh Council of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart, Washington

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) For automated assistance, including prices: 1-888/73-AMANA (1-888/732-6262) www.amanafunds.com	SEMI-ANNUAL REPORT November 30, 2002